INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Current income taxes benefit (provision)	$ 95,870	$ 240,806	$ 49,981
Deferred income taxes benefit (provision)	0	(228,828)	(407,707)
Total benefit (provision) for income taxes	95,870	11,978	(357,726)
Less: provision for income tax expenses from discontinued operations	(844)	0	0
Benefit (provision) for income taxes from continuing operations	$ 95,026	$ 11,978	$ (357,726)